Common Stock Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Series B Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Issuance of preferred stock	480,000	480,000
Common Stock [Member]
Class of Warrant or Right [Line Items]
Warrants issued	1,152,125
Warrant exercise period	5 years
Exercise price of warrant	$ 1.85
Private Placement [Member] | McDonald Partners, LLC [Member] | Series B Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Warrants issued		2.00
Warrant, value		$ 700
Warrant, shares		28,000
Issuance of preferred stock		480,000
Private Placement [Member] | McDonald Partners, LLC [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Warrants issued		3.25
Warrant, value		$ 700
Warrant, shares		28,000